Income Taxes (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Expense Benefit Abstract
Current federal income tax expense	$ 24,329	$ 92,303	$ 445,756
Current state income tax expense	(5,532)	7,222	18,041
Current foreign income tax expense			1,633
Deferred federal income tax expense	67,466	28,451	(386,769)
Deferred state income tax expense	8,925	7,563	(42,778)
Total income tax expense	$ 95,188	$ 135,539	$ 35,883